SCHEDULE OF OPERATING LEASE MATURITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Remaining 2021	$ 159
2022	319	$ 318
2022	335	320
2024	337	336
2025	339	339
2026	240	340
Thereafter	24	262
Total lease payments	1,753	1,915
Less: Imputed interest	(668)	(729)
Total lease liabilities	$ 1,085	$ 1,186	$ 1,304